Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net profit/(loss) for the year	€ (418,955)	€ (218,016)	€ (130,097)
Reversal of finance income	(1,812)	(17,803)	(24,714)
Reversal of finance expenses	80,842	1,221	127
Reversal of tax charge	(219)	(234)	(394)
Adjustments for non-cash items:
Non-cash consideration regarding revenue	(3,499)	(6,522)	(10,508)
Share of profit/(loss) of associate	9,524	8,113	321
Share-based payment	53,170	37,486	19,652
Depreciation	9,448	6,689	880
Changes in working capital:
Receivables	(1,996)	(2,182)	(1,048)
Prepayments	(6,357)	4,766	(5,508)
Contract liabilities (deferred income)	(495)	(6,044)
Trade payables, accrued expenses and other payables	7,884	7,530	8,262
Cash flows generated from/(used in) operations	(272,465)	(184,996)	(143,027)
Finance income received	1,326	10,056	4,020
Finance expenses paid	(1,504)	(717)	(127)
Income taxes received/(paid)	1,095	(279)	332
Cash flows from/(used in) operating activities	(271,548)	(175,936)	(138,802)
Investing activities
Acquisition of property, plant and equipment	(19,860)	(5,159)	(2,648)
Reimbursement from acquisition of property, plant and equipment	5,054
Development expenditures (software)	(1,692)
Purchase of marketable securities	(537,752)
Settlement of marketable securities	263,051
Cash flows from/(used in) investing activities	(291,199)	(5,159)	(2,648)
Financing activities
Payment of lease liabilities (principal amount)	(4,774)	(4,038)
Capital increase	638,797	529,332	216,385
Cost of capital increase	(31,373)	(31,701)	(13,118)
Cash flows from/(used in) financing activities	602,650	493,593	203,267
Increase/(decrease) in cash and cash equivalents	39,903	312,498	61,817
Cash and cash equivalents at January 1	598,106	277,862	195,351
Effect of exchange rate changes on balances held in foreign currencies	(53,492)	7,746	20,694
Cash and cash equivalents at December 31	584,517	598,106	277,862
Bank deposits	581,872	598,106	277,862
Short-term marketable securities	2,645
Cash and cash equivalents at December 31	€ 598,106	€ 277,862	€ 195,351